OTHER RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9 – Notes Payable and Other Related Party Transactions

In April 2011, the Company issued a new short-term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Note carries a 10% interest rate.  The Company paid $25,000 of the Note in 2011 in cash. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.96 per share, subject to adjustments.  During the three and six months ended June 30, 2019, the Company accrued interest in the amount of $623 and $1,239 on the Q211 Note, respectively.

In November 2011, the Company issued a new convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate. The Q411 Note was converted into Common Stock of the Company at a conversion price of $0.32 per share, subject to adjustments.   During the three and six months ended June 30, 2019, the Company accrued interest in the amount of $249 and $496 on the Q411 Note, respectively.

On August 7, 2019, the Company sent James Bowdring, a related party, a check in the amount of $65,197 as full payment under those certain promissory notes dated April 8, 2011 and November 9, 2011.  On August 8, 2019, Mr. Bowdring’s legal counsel returned this check with a letter stating that the check did not properly account for the compound interest identified in such notes.  In addition, the letter stated Mr. Bowdring’s desire to convert these promissory notes into shares of the Company’s common stock in lieu of any cash payment.  The Company does not believe that Mr. Bowdring has the right to convert such notes upon receiving payment of such notes and intends to vigorously contend any conversion of these notes.  The 10% Senior Secured Convertible Promissory Notes were issued on April 8, 2011 and November 9, 2011, with maturity dates thirty days subsequent to the dates of issuance.  Interest was calculated at 10% per annum, compounded based on a 360-day year. Investors had the option to convert any unpaid principal and accrued interest into shares of Company’s common stock original conversion prices of $.96 and $.32, respectively, subject to adjustments upon the Company’s issuances of stock at prices less than the original conversion prices during the 24-months after issuance of each note (i.e. currently $0.21).

In May 2018, James Bowdring and his children participated in the “2018 Convertible Notes” offerings in the aggregate principal amount of $40,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. These Notes are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $6.40 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the three months ending June 30, 2020 and 2019, $483 and $875 of interest was accrued, respectively. In addition, $1,380 and $1,785 of interest was accrued in the six months ended June 30, 2020 and 2019, respectively.

In May 2018, the Company sold 4,687 shares of common stock at a price of $6.40 per share for proceeds of $30,000 to Charles Mulrey and family, the brother-in-law of Robert J. Bowdring, director & Acting Chief Financial Officer as part of the recent financing.

During the second quarter of 2018, INVO Bioscience settled a commitment it had with one of its directors, Dr. Kevin Doody for the services he and his team performed prior to and following INVOcell’s FDA clearance related to clinical guidance and support. The Company issued him 93,750 common shares of stock with a fair value of $1,530,000.

The Company previously rented its corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of former director and interim Chief Financial Officer, Robert Bowdring from November 2012 through May 2019 when the company relocated to a new facility. It was a month to month rental arrangement for less than the going fair market real estate rental rate. The rent expense paid for the six months ended June 30, 2020 and 2019 was $0 and $1,800, respectively. In addition, the Company had purchased stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and is in the same building as our former corporate office. INVO Bioscience spent $0 and $5,256 with Superior during the three months ended June 30, 2020 and 2019, respectively. In addition, INVO Bioscience spent $0 and $6,034 in the six months ended June 30, 2020 and 2019, respectively.

Principal balances of the Related Party loans were as follows:

	June 30, 2020	December 31, 2019

James Bowdring Family – 2018 Convertible Notes	-	45,975
Less discount	-	(17,151)
Total, net of discount	$-	$28,824

Interest expense on the Related Party loans was $1,769 and $1,770 for the three months ended June 30, 2020 and 2019, respectively. In addition, $3,520 and $3,520 of interest expense was recorded in the six months ended June 30, 2020 and 2019, respectively.

Accounts payable and accrued liabilities balances include accrued directors’ fees, expenses reports for management and employees for expenses they paid for personally related to travel or normal business expenses.

	June 30,	December 31,
	2020	2019
Accounts payable and accrued liabilities	$25,000	$13,018

NOTE 8	OTHER RELATED PARTY TRANSACTIONS

On September 18, 2008, the Company entered into a related party transaction with Dr. Claude Ranoux.  Dr. Ranoux was then the President, director and Chief Scientific Officer of the Company as of the date of this filing he is a director.  Dr. Ranoux had loaned funds to the Company to sustain its operations since January 5, 2007 (inception).  Dr. Ranoux’s total original cumulative investment as of December 31, 2008 was $96,462, as of December 31, 2017 and 2016 it is $21,888 (“the Principal Amount”) in INVO Bioscience.  On March 26, 2009, the Company and Dr. Ranoux agreed to re-write the agreement to a non-convertible note payable bearing interest at 5% per annum, the term of the note had been extended, and has been extended a couple of additional times, the current repayment date is October 31, 2018.  The Company and Dr. Ranoux can jointly decide to repay the loan earlier without prepayment penalties.  During the twelve months ended December 31, 2018 the outstanding balance of $21,888 was paid in full including all interest due.

On March 5, 2009, the Company entered into a related party transaction with Kathleen Karloff, the then Chief Executive Officer and a director of the Company.  Ms. Karloff provided a short-term loan in the amount of $75,000 bearing interest at 5% per annum to the Company to fund operations.  In May 2009, Ms. Karloff loaned to the Company an additional $13,000, making her total cumulative loan $88,000 as of December 31, 2011.  This note was due on September 15, 2009, which has since been extended a few times to its current date of October 31, 2018.   During the twelve months ended December 31, 2014, Ms. Karloff loaned the Company an additional $66,000 at an interest rate of 0% by entering into a note payable agreement in satisfaction of expenses incurred by her for amounts previously advanced to the Company. This note currently has the same expiration date as the others which is October 31, 2018. During the twelve months ended December 31, 2018 $91,257 was paid against the principal of the loan. The principal balances of the loan was $62,743 as of December 31 2018.   The related interest for the twelve months ended December 31, 2019 and 2018 was $6,574 and $15,278 respectively. During the twelve months ended December 31, 2019, the Company paid the remaining balance due Ms. Karloff in the amount of $62,743 along with $55,000 of accrued interest.

In April 2011, the Company issued a new short-term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Note carries a 10% interest rate.  The Company paid $25,000 of the Note in 2011 in cash. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.96 per share, subject to adjustments.  During the twelve months ended December 31, 2019 and December 31, 2018, the Company accrued interest in the amount of $1,493 and $2,500 on the Q211 Note, respectively.

In November 2011, the Company issued a new convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate. The Q411 Note was converted into Common Stock of the Company at a conversion price of $0.32 per share, subject to adjustments.   In addition, $597 and $1,000 of interest was accrued in the twelve months ended December 31, 2019 and 2018, respectively.

On August 7, 2019, the Company sent James Bowdring, a related party, a check in the amount of $65,197 as full payment under those certain promissory notes dated April 8, 2011 and November 9, 2011.  On August 8, 2019, Mr. Bowdring’s legal counsel returned this check with a letter stating that the check did not properly account for the compound interest identified in such notes.  In addition, the letter stated Mr. Bowdring’s desire to convert these promissory notes into shares of the Company’s common stock in lieu of any cash payment.  The Company does not believe that Mr. Bowdring has the right to convert such notes upon receiving payment of such notes and intends to vigorously contend any conversion of these notes.  The 10% Senior Secured Convertible Promissory Notes were issued on April 8, 2011 and November 9, 2011, with maturity dates thirty days subsequent to the dates of issuance.  Interest was calculated at 10% per annum, compounded based on a 360-day year. Investors had the option to convert any unpaid principal and accrued interest into shares of Company’s common stock original conversion prices of $.96 and $.32, respectively, subject to adjustments upon the Company’s issuances of stock at prices less than the original conversion prices during the 24-months after issuance of each note (i.e. currently $0.21).

In May 2018, James Bowdring and his children participated in the “2018 Convertible Notes” offerings in the aggregate principal amount of $40,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. These Notes are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $6.40 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. In addition, $3,599 and $2,376 of interest was accrued in the twelve months ended December 31, 2019 and 2018, respectively.

In May 2018, the Company sold 4,687 shares of common stock at a price of $6.40 per share for proceeds of $30,000 to Charles Mulrey and family, the brother-in-law of Robert J. Bowdring, director & Acting Chief Financial Officer as part of the recent financing.

During the second quarter of 2018, INVO Bioscience settled a commitment it had with one of its directors, Dr. Kevin Doody for the services he and his team performed prior to and following INVOcell’s FDA clearance related to clinical guidance and support. The Company issued him 93,750 common shares of stock with a fair value of $1,530,000.

The Company previously rented its corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of former director and interim Chief Financial Officer, Robert Bowdring from November 2012 through May 2019 when the company relocated to a new facility. It was a month to month rental arrangement for less than the going fair market real estate rental rate. The rent expense paid for the twelve months ended December 31, 2019 and 2018 was $3,000 and $5,600 respectively. In addition, the Company previously purchased stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and was in the same building as our prior corporate office. INVO Bioscience spent $8,168 and $2,130 with Superior during 2019 and 2018, respectively.

Principal balances of the Related Party loans were as follows:

	December 31, 2019	December 31, 2018
Claude Ranoux Note	$-	$-
James Bowdring Family - 2011 Notes	-	35,000
James Bowdring Family – 2018 Convertible Notes	45,975	40,000
Kathleen Karloff Note	-	62,743
Less discount	(17,151)	(30,913)
Total, net of discount	$28,824	$106,830

Interest expense on the Related Party loans was $5,975 and $21,976 for the years ended December 31, 2019 and 2018, respectively.

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, Mr. Bowdring, and Mr. Campbell for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	December 31,
	2019	2018
Accounts payable and accrued liabilities	$13,018	$1,700